Contingent liabilities and financial commitments - Tax Disputes - Additional Information (Details) ج.م. in Millions, £ in Millions, R$ in Millions, ₩ in Billions	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 EGP (ج.م.)	Jun. 30, 2022 GBP (£) Case	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2015	Dec. 31, 2022 BRL (R$)	Aug. 23, 2019 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)
Disclosure Of Commitments And Contingencies [Line Items]
Income taxes paid, classified as operating activities				£ 2,537	£ 2,314	£ 2,132
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period								5 years
Brazil | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount				131					R$ 833
Brazil | Tax reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount				302					R$ 1,919
Netherlands | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount				1,221
Netherlands | Tax reassessment | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount				285
Netherlands | Tax reassessment | Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount				£ 936
Bangladesh | Tax assessment | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Un-paid VAT and Supplementary Duty amount							£ 210
Egypt | Tax reassessment | British American Tobacco Egypt LLC
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount	£ 88		£ 88
Income taxes paid, classified as operating activities	£ 50	ج.م. 1,183
Egypt | Tax assessment | British American Tobacco Egypt LLC
Disclosure Of Commitments And Contingencies [Line Items]
Number of ongoing civil cases | Case			2
Egypt | Tax and penalties | British American Tobacco Egypt LLC
Disclosure Of Commitments And Contingencies [Line Items]
Reduction of penalties			65.00%
South Korea | Tax assessment | BAT Korea
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount											£ 50	₩ 80.7
South Korea | Tax assessment | BAT Korea | VAT
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount										£ 4